Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio
September 30, 2022
VIPCAP-NPRT3-1122
1.822576.117
Common Stocks - 98.0%
	Shares	Value ($)
Canada - 11.3%
Brookfield Asset Management, Inc. Class A (a)	191,846	7,844,583
Canadian National Railway Co.	75,200	8,121,284
Canadian Pacific Railway Ltd.	134,900	9,005,052
Constellation Software, Inc.	5,890	8,195,685
Thomson Reuters Corp.	78,700	8,078,807
Waste Connections, Inc. (Canada)	53,350	7,208,729
TOTAL CANADA		48,454,140
Denmark - 4.2%
DSV A/S	65,580	7,682,534
Novo Nordisk A/S Series B	105,600	10,519,640
TOTAL DENMARK		18,202,174
France - 14.1%
Capgemini SA	48,000	7,684,826
Dassault Systemes SA	225,760	7,794,381
Hermes International SCA	8,179	9,619,489
L'Oreal SA	29,090	9,301,297
LVMH Moet Hennessy Louis Vuitton SE	20,301	11,968,958
Sartorius Stedim Biotech	23,192	7,113,839
Teleperformance	27,576	6,995,585
TOTAL FRANCE		60,478,375
Germany - 1.6%
Nemetschek Se	142,700	6,773,501
India - 3.8%
HDFC Bank Ltd. (a)	509,650	8,811,499
Infosys Ltd. sponsored ADR	438,500	7,441,345
TOTAL INDIA		16,252,844
Ireland - 5.0%
Accenture PLC Class A	27,550	7,088,615
Kingspan Group PLC (Ireland)	142,400	6,415,772
Linde PLC	28,960	7,807,326
TOTAL IRELAND		21,311,713
Japan - 5.5%
Hoya Corp.	87,920	8,431,767
Keyence Corp.	26,580	8,796,946
Tokyo Electron Ltd.	26,962	6,643,300
TOTAL JAPAN		23,872,013
Luxembourg - 1.6%
Eurofins Scientific SA	115,048	6,829,747
Netherlands - 7.9%
ASM International NV (Netherlands)	30,700	6,873,947
ASML Holding NV (Netherlands)	25,560	10,588,973
Ferrari NV (Italy) (a)	44,300	8,203,735
Wolters Kluwer NV	86,272	8,400,616
TOTAL NETHERLANDS		34,067,271
Sweden - 3.6%
Atlas Copco AB (A Shares)	899,000	8,355,627
Hexagon AB (B Shares)	786,200	7,342,428
TOTAL SWEDEN		15,698,055
Switzerland - 8.7%
Compagnie Financiere Richemont SA Series A	85,328	8,054,573
Nestle SA (Reg. S)	128,440	13,891,729
Partners Group Holding AG	9,491	7,638,211
Sika AG	38,935	7,825,614
TOTAL SWITZERLAND		37,410,127
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	983,800	13,011,557
United Kingdom - 13.3%
AstraZeneca PLC (United Kingdom)	97,600	10,729,118
Compass Group PLC	383,052	7,627,493
Diageo PLC	211,500	8,902,781
Halma PLC	306,500	6,893,909
London Stock Exchange Group PLC	92,700	7,828,413
RELX PLC (London Stock Exchange)	306,600	7,492,001
Rentokil Initial PLC	1,411,800	7,483,214
TOTAL UNITED KINGDOM		56,956,929
United States of America - 14.4%
Danaher Corp.	30,010	7,751,283
Marsh & McLennan Companies, Inc.	52,689	7,865,941
Moody's Corp.	29,650	7,208,212
NICE Ltd. sponsored ADR (a)	40,860	7,691,486
NVIDIA Corp.	55,302	6,713,110
Philip Morris International, Inc.	29,896	2,481,667
S&P Global, Inc.	23,863	7,286,567
Thermo Fisher Scientific, Inc.	14,984	7,599,735
Zoetis, Inc. Class A	48,000	7,117,920
TOTAL UNITED STATES OF AMERICA		61,715,921
TOTAL COMMON STOCKS (Cost $423,277,314)		421,034,367

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $423,277,314)	421,034,367
NET OTHER ASSETS (LIABILITIES) - 2.0%	8,577,021
NET ASSETS - 100.0%	429,611,388

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	78,082,043	134,757,813	212,839,856	31,993	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	30,622,801	30,622,801	11,600	-	-	-	0.0%
Total	78,082,043	165,380,614	243,462,657	43,593	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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